UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21666

Hatteras Master Fund, L.P.

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins
Hatteras Investment Partners, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE-HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
Nabors Industries Ltd.	NBR	G6359F-OIH	7-June 2011	Proposal I: Directors/2 Nominees	Board of Directors	Yes	For	For Mgt.
Nabors Industries Ltd.	NBR	G6359F-OIH	7-June 2011	Proposal II: Appointment of PricewaterhouseCoopers LLP as independent auditor and to authorize the audit committee of the board of directors to set the auditor’s remuneration	Board of Directors	Yes	For	For Mgt.
Nabors Industries Ltd.	NBR	G6359F-OIH	7-June 2011	Proposal III: Proposal to approve a nonbinding advisory vote regarding the compensation paid to the company’s named executive officers.	Board of Directors	Yes	For	For Mgt.
Nabors Industries Ltd.	NBR	G6359F-OIH	7-June 2011	Proposal IV: Proposal to recommend, by nonbinding advisory vote, the frequency of shareholder advisory votes on the company’s executive compensation	Board of Directors	Yes	3 Years	For Mgt.
Nabors Industries Ltd.	NBR	G6359F-OIH	7-June 2011	Proposal V: Shareholder proposals to adopt the majority vote standard for director elections	Shareholders	Yes	Against	For Mgt.
Nabors Industries Ltd.	NBR	G6359F-OIH	7-June 2011	Proposal VI: Shareholder proposal to adopt the requirement that all directors stand for election annually	Shareholders	Yes	Against	For Mgt.
Security Capital Preferred Growth LLC	N/A	N/A	23-June 2011	Proposal I: Directors/2 Nominees	Board of Directors	Yes	For	For Mgt.
Security Capital Preferred Growth LLC	N/A	N/A	23-June 2011	Proposal II: To transact such other business as may properly come before the annual meeting or any adjournment or postponement of the annual meeting	Board of Directors	Yes	For	For Mgt.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Hatteras Master Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President

Date	August 26, 2011